Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

16.   LEASES

The Company recognized a right of use and a lease liability for the following contracts which contain a lease in accordance with IFRS 16:

•         Leasing of commercial real estate used for serving customers;

•         Leasing of building used as administrative headquarter;

•         Leasing of commercial vehicles used in operations;

•         Leasing of land for the implementation and operation of photovoltaic generation plants.

The discount rates were obtained based on incremental borrowing rate, as follows:

Incremental borrowing rate	Annual rate (%)	Monthly rate (%)
Contracts entered – 2024 (1)
Up to five years	6.78	0.55
Six to eleven years	6.68	0.56
Twelve to twenty one years	6.73	0.57

Contracts entered – 2025 (1)
Up to four years	7.61	0.55
Five to eleven years	7.36	0.54
Twelve to twenty years	7.20	0.54

(1)	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.

a)   Leasing – right-of-use assets

	Real estate property	Vehicles	Total
Balances at December 31, 2023	246	152	398
Amortization (1)	(15)	(43)	(58)
Business combination adjustment	1	-	1
Disposals (contracts terminated)	(7)	(4)	(11)
Addition	31	8	39
Remeasurement (2)	8	10	18
Balances at December 31, 2024	264	123	387
Amortization (1)	(18)	(49)	(67)
Business combination adjustment	1	-	1
Disposals (contracts terminated)	(4)	(4)	(8)
Addition	13	27	40
Remeasurement (2)	16	-	16
Balances at December 31, 2025	272	97	369

(1)

Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.982 in 2025 (R$0.835 in 2024). The weighted average annual amortization rates are 7.0% for real estate and 49.94% for vehicles.

(2)	The Company has identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.

b)   Lease liabilities

Balances at December 31, 2023	433
Addition	39
Accrued interest (1)	28
Payment of principal portion of lease liability	(72)
Payment of interest	(6)
Disposals (contracts terminated)	(11)
Remeasurement (2)	18
Balances at December 31, 2024	429
Addition	40
Business combination adjustment	1
Accrued interest (1)	26
Payment of principal portion of lease liability	(82)
Payment of interest	(7)
Disposals (contracts terminated)	(7)
Remeasurement (2)	17
Balances at December 31, 2025	417
Current liabilities	89
Non-current liabilities	328

(1)

Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$1 in 2025 (R$1 on December 31, 2024).

(2)	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.

Additions and settled in leases are non-cash transactions, and therefore are not reflected in the Statements of Cash Flows.

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	641	417
Potential PIS/Pasep and Cofins (9.25%)	8	5

The cash flows of the leasing contracts are, in their majority, updated by the IPCA inflation index, annually. Below is an analysis of maturity of lease contracts:

2026	92
2027	74
2028	38
2029	34
2030	26
2031 at 2048	376
Undiscounted values	640
Embedded interest	(223)
Lease liabilities	417

Accounting policy

The Company recognizes a right-of-use asset and a leasing liability on the lease start date, that is, on the date on which the asset is available for use.

Leasing – right-of-use assets

The cost of Right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

Estimations and judgments

For lease liability and right of use measuring and remeasuring, the Company used the technique of discounted cash flow, without considering projected future inflation in the flows to be discounted, as per the prohibition imposed by IFRS 16.

Leasing – right-of-use assets

Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. During the lease period, the Company’s intention in relation to options to renew is taken into account.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, amortization is calculated using the estimated useful life of the asset.

Lease liabilities

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. The incremental rate is estimated taking corporate funding rates as a starting point, representing the interest rate that the Company would pay to obtain a loan for a similar period, and with similar guarantee/s, of the funds necessary to acquire an asset with similar value to the right-of-use asset in a similar economic environment.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company recognize separately the expenses of interest on the leasing liability and the expense of depreciation of the asset of the right to use.